Investment Securities - Additional Information (Details) - USD ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Available-for-Sale [Line Items]
Available-for-sale securities	[1]	$ 69,706	$ 72,910
Allowance for credit loss on held-to-maturity securities		0
Asset Pledged as Collateral
Debt Securities, Available-for-Sale [Line Items]
Available-for-sale securities		20,500	15,300
Asset Pledged as Collateral with Right
Debt Securities, Available-for-Sale [Line Items]
Available-for-sale securities		$ 338	$ 858

[1]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.